UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Children's Investment Fund Management (UK) LLP
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Address:   7 Clifford Street
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           London W1S 2WE
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           England
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Form 13F File Number:      028-11900
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angus Milne
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Title:     Head of Compliance
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Phone:     +44 20 7440 2330
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Signature, Place, and Date of Signing:

        /s/ Angus Milne                London, England        February 17, 2009
       ------------------------   ------------------------    -----------------


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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                                         FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              5
                                               -------------

Form 13F Information Table Value Total:         1,851,837
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE





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SRZ-10840112.2

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
                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- --------------------
                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------
TRANSALTA CORP       COM            89346D107  250,068   12,521,909 SH      SOLE      N/A  12,521,909
CSX CORP             COM            126408103  577,869   17,796,998 SH      SOLE      N/A  17,796,998
CME GROUP INC        COM            12572Q105  11,994        57,633 SH      SOLE      N/A      57,633
UNION PAC CORP       COM            907818108  422,550    8,839,950 SH      SOLE      N/A   8,839,950
VISA INC             COM CL A       92826C839  589,356   11,236,522 SH      SOLE      N/A  11,236,522

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